Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Statement of cash flows [abstract]
Cash and Cash Equivalents	Cash And Cash Equivalents

	December 31, 2020	December 31, 2021
Cash balances on hand and at banks	$347,879	$764,185
Investments in money market funds	560,198	2,150,002
Time deposits	—	25,000
Total	$908,077	$2,939,187
Movements in cash and cash equivalents are presented in the Company’s consolidated statements of cash flows.
The following are the reconciliation of assets and liabilities arising from financing activities:

			Non-cash changes
	As of December 31, 2019 Assets (Liabilities)	Cash Flows (Inflows)/ Outflows	Addition	Foreign exchange movement	Others	As of December 31, 2020 Assets (Liabilities)
Restricted cash	$34,399	$1,255	$—	$—	$—	$35,654
Government grants receivable(1)	126,140	(177,322)	80,065	720	—	29,603
Other receivables	175,298	(134,511)	448	—	—	41,235
Debt	(2,729,167)	483,072	(13,529)	(64,473)	(13,858)	(2,337,955)
Lease obligations	(519,169)	73,249	(623)	(19,236)	1,267	(464,512)
Loan from shareholder	(11,167,687)	487,000	—	—	—	(10,680,687)
Share capital	(10,000)	—	—	—	—	(10,000)
Additional Paid-In Capital	(11,706,535)	—	(980)	—	—	(11,707,515)
Total	$(25,796,721)	$732,743	$65,381	$(82,989)	$(12,591)	$(25,094,177)

			Non-cash changes
	As of December 31, 2020 Assets (Liabilities)	Cash Flows (Inflows)/ Outflows	Addition	Foreign exchange movement	Others	As of December 31, 2021 Assets (Liabilities)
Restricted cash	$35,654	$(34,499)	$—	$—	$—	$1,155
Government grants receivable(2)	29,603	(40,600)	60,176	(2,317)	—	46,862
Other receivables	41,235	(42,232)	899	—	98	—
Debt	(2,337,955)	265,127	(5)	50,714	9,020	(2,013,099)
Lease obligations	(464,512)	78,260	(52,472)	11,936	1,270	(425,518)
Loan from shareholder	(10,680,687)	568,000	—	—	10,112,687	—
Share capital	(10,000)	(637)	—	—	—	(10,637)
Additional Paid-In Capital(3)	(11,707,515)	(1,443,859)	(10,112,687)	—	(223,402)	(23,487,463)
Total	$(25,094,177)	$(650,440)	$(10,104,089)	$60,333	$9,899,673	$(25,888,700)
(1)Government grant receivable and the current portion of the employee incentive credits amounting to $29,603 and $22,057 (See Note 16), respectively, are reflected in the Receivables from government grants in the consolidated statements of financial position amounting to $51,660, as of December 31, 2020.
(2)Government grant receivable amounting to $46,862 is reflected in the Receivables from government grants and noncurrent receivables, prepayments and other assets in the consolidated statements of financial position amounting to $45,806 and $1,056 respectively, as of December 31, 2021.
(3)On October 1, 2021, the Company’s board approved the conversion of the Shareholder Loans (defined below) to additional paid-in-capital, and on October 3, 2021, the Company executed an agreement with Mubadala Investment Company PJSC (“Mubadala”) to convert the remaining $10,112,687 of the Shareholder Loan balance into additional paid-in-capital (“the Conversion”). The Conversion did not have an impact on shares outstanding or have any dilutive effects, as no additional shares were issued.
Geographical concentration of cash and cash equivalents is as follows:

	December 31, 2020	December 31, 2021
United States of America	$632,707	$1,357,062
Republic of Singapore	207,031	1,484,972
Other	68,339	97,153
Total	$908,077	$2,939,187